Share Repurchase Programs (Details) (USD $) In Billions, unless otherwise specified	1 Months Ended
	Sep. 30, 2012 2012 Repurchase Program	Aug. 31, 2011 2011 Repurchase Program	Jun. 30, 2010 2010 Repurchase Program	Nov. 30, 2009 2009 Repurchase Program
Share repurchase program
Maximum authorization under share repurchase program	$ 6.0	$ 4.0	$ 2.0	$ 2.0